7. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of Equipment, Vehicles and Furniture

	Balance February 1, 2019	Additions for period	Disposals for period	Balance January 31, 2020

Automobile
Value at Cost	$ 67,320	$ 62,633	$ (67,320)	$ 62,633
Accumulated Depreciation	(65,011)	(9,395)	65,011	(9,395)
Net book value	$ 2,309	$ 53,238	$ (2,309)	$ 53,238

Office furniture and equipment
Value at Cost	$ 23,397	$ -	$ -	$ 23,397
Accumulated Depreciation	(22,487)	(182)	-	(22,669)
Net book value	$ 910	$ (182)	$ -	$ 728

Computer equipment
Value at Cost	$ 97,620	$ -	$ -	$ 97,620
Accumulated Depreciation	(95,366)	(1,009)	-	(96,375)
Net book value	$ 2,254	$ (1,009)	$ -	$ 1,245

Totals	$ 5,473	$ 52,047	$ (2,309)	$ 55,211

	Balance February 1, 2018	Additions for period	Disposals for period	Balance January 31, 2019

Automobile
Value at Cost	$ 67,320	$ -	$ -	$ 67,320
Accumulated Depreciation	(64,022)	(989)	-	(65,011)
Net book value	$ 3,298	$ (989)	$ -	$ 2,309

Office furniture and equipment
Value at Cost	$ 23,397	$ -	$ -	$ 23,397
Accumulated Depreciation	(22,260)	(227)	-	(22,487)
Net book value	$ 1,137	$ (227)	$ -	$ 910

Computer equipment
Value at Cost	$ 97,620	$ -	$ -	$ 97,620
Accumulated Depreciation	(93,537)	(1,829)	-	(95,366)
Net book value	$ 4,083	$ (1,829)	$ -	$ 2,254

Totals	$ 8,518	$ (3,045)	$ -	$ 5,473